Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Preservation Asset Allocation Portfolio
Supplement dated November 8, 2024 to the
Summary Prospectus and Prospectus, each dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the Summary Prospectus and Prospectus for the AST Preservation Asset Allocation Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
B.New Subadvisory Arrangements, Principal Investment Strategies and Management Fee
The Board of Trustees of the Trust (the Board) approved (i) replacing Massachusetts Financial Services Company (MFS) and Wellington Management Company LLP (Wellington) with Putnam Investment Management LLC (Putnam) to serve as an additional subadviser to the Portfolio alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC, PGIM Fixed Income, and PGIM Quantitative Solutions LLC; and (ii) certain revisions to the principal investment strategies of the Portfolio to reflect the different mix of subadvisers to the Portfolio.
The Manager expects to begin the implementation of the change to the Portfolio’s principal investment strategies on or about November 26, 2024 with final completion expected on December 9, 2024.
To reflect the changes described above, the Prospectus and Summary Prospectus relating to the Portfolio are hereby revised as follows, effective, unless otherwise noted, December 9, 2024:
I.All references and information pertaining to MFS and Wellington as it pertains to the Portfolio are hereby removed from the Summary Prospectus and Prospectus.
II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Prospectus and the “SUMMARY: AST PRESERVATION ASSET ALLOCATION PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the Prospectus:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.58%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.08%
=Total Annual Portfolio Operating Expenses	0.94%
-Fee Waiver and/or Expense Reimbursement	(0.07)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.87%
Reimbursement(2)
(1)Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (after waivers and/or reimbursements) in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations occurring after the end of the most recent fiscal year.
(2)The Manager and the Distributor have contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. This arrangement may not be terminated or modified without the prior approval of the Trust's Board.
III.The following table hereby replaces the table in the “PORTFOLIO FEES AND EXPENSES – Example” section in the Summary Prospectus and the “SUMMARY: AST PRESERVATION ASSET ALLOCATION PORTFOLIO – PORTFOLIO FEES AND EXPENSES – Example” section of the Prospectus:
	1 Year	3 Years	5 Years	10 Years
AST Preservation Asset	$89	$293	$513	$1,148
Allocation Portfolio

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Preservation Asset Allocation Portfolio
Supplement dated November 8, 2024 to the
Summary Prospectus and Prospectus, each dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the Summary Prospectus and Prospectus for the AST Preservation Asset Allocation Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
B.New Subadvisory Arrangements, Principal Investment Strategies and Management Fee
The Board of Trustees of the Trust (the Board) approved (i) replacing Massachusetts Financial Services Company (MFS) and Wellington Management Company LLP (Wellington) with Putnam Investment Management LLC (Putnam) to serve as an additional subadviser to the Portfolio alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC, PGIM Fixed Income, and PGIM Quantitative Solutions LLC; and (ii) certain revisions to the principal investment strategies of the Portfolio to reflect the different mix of subadvisers to the Portfolio.
The Manager expects to begin the implementation of the change to the Portfolio’s principal investment strategies on or about November 26, 2024 with final completion expected on December 9, 2024.
To reflect the changes described above, the Prospectus and Summary Prospectus relating to the Portfolio are hereby revised as follows, effective, unless otherwise noted, December 9, 2024:
I.All references and information pertaining to MFS and Wellington as it pertains to the Portfolio are hereby removed from the Summary Prospectus and Prospectus.
II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Prospectus and the “SUMMARY: AST PRESERVATION ASSET ALLOCATION PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the Prospectus:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.58%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.08%
=Total Annual Portfolio Operating Expenses	0.94%
-Fee Waiver and/or Expense Reimbursement	(0.07)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.87%
Reimbursement(2)
(1)Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (after waivers and/or reimbursements) in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations occurring after the end of the most recent fiscal year.
(2)The Manager and the Distributor have contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. This arrangement may not be terminated or modified without the prior approval of the Trust's Board.
III.The following table hereby replaces the table in the “PORTFOLIO FEES AND EXPENSES – Example” section in the Summary Prospectus and the “SUMMARY: AST PRESERVATION ASSET ALLOCATION PORTFOLIO – PORTFOLIO FEES AND EXPENSES – Example” section of the Prospectus:
	1 Year	3 Years	5 Years	10 Years
AST Preservation Asset	$89	$293	$513	$1,148
Allocation Portfolio

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (after waivers and/or reimbursements) in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations occurring after the end of the most recent fiscal year.
AST PRESERVATION ASSET ALLOCATION PORTFOLIO | AST PRESERVATION ASSET ALLOCATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%	[1]
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
+Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
+ Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%	[1]
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	513
10 Years	rr_ExpenseExampleYear10	1,148
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	513
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,148

[1]	Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (after waivers and/or reimbursements) in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations occurring after the end of the most recent fiscal year.
[2]	The Manager and the Distributor have contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. This arrangement may not be terminated or modified without the prior approval of the Trust's Board.